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Anngharaad S. Reid

Paralegal

(860) 723-2275

Fax: (860) 723-2216

anngharaad.reid@us.ing.com

April 28, 2006

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ReliaStar Life Insurance Company
ReliaStar Select Variable Account
Post-Effective Amendment No. 19 to Registration Statement on Form N-4
Prospectus Title: Select*Annuity III
File Nos.: 33-69892 and 811-03341
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ReliaStar Life Insurance Company and its ReliaStar Select Variable Account, we hereby certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that:

•

The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 18, 2006.

If you have any questions regarding this submission, please call the undersigned at 860-723-2275.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation